Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 194,227	$ 70,482
Restricted cash		298
Accounts receivable, net		81,170	98,034
Prepayment and other current assets		31,179	15,329
Total current assets		306,874	183,845
Property, plant and equipment, net		85	160
Intangible assets, net		20,255	20,297
Deferred tax assets		41	103
Unamortized produced content, net			807
Right-of-use assets		377	750
Prepayment and other non-current assets, net			1
Total non-current assets		20,758	22,118
TOTAL ASSETS		327,632	205,963
Current liabilities:
Short-term bank loans		4,216	4,421
Accounts payable		9,599	6,405
Contract liabilities		130	147
Accrued liabilities and other payables		3,764	2,632
Other taxes payable		28,178	19,090
Lease liabilities current		330	208
Total current liabilities		46,217	32,903
Long-term bank loan		1,408
Lease liabilities non-current			471
Warrant liability			86
Total non-current liabilities		1,408	557
TOTAL LIABILITIES		47,625	33,460
Equity
Ordinary shares (par value of $0.001 per share; 200,000,000 shares authorized as of December 31, 2023 and 2022; 10,070,012 and 6,812,440 shares issued and outstanding as of December 31, 2023 and 2022, respectively)*	[1]	10	7
Additional paid-in capital		106,215	27,009
Statutory reserve		1,411	1,411
Retained earnings		181,162	150,685
Accumulated other comprehensive loss		(8,869)	(6,684)
TOTAL CHEER HOLDING, INC SHAREHOLDERS’ EQUITY		279,929	172,428
Non-controlling interest		78	75
TOTAL EQUITY		280,007	172,503
TOTAL LIABILITIES AND EQUITY		$ 327,632	$ 205,963

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).